UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:
630 Fifth Avenue
Suite 820
New York, New York  10111

Name and address of agent for service:
Central Securities Corporation, Wilmot H. Kidd, President
630 Fifth Avenue
Suite 820
New York, New York  10111

Registrant's telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders.

================================================================================

                         CENTRAL SECURITIES CORPORATION

                                   ----------

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006

================================================================================

                         CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment
                             Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA

                                                       Per Share of Common Stock
                                               -------------------------------------

                Total           Convertible     Net       Net                         Net realized      Unrealized
                 net            Preference     asset   investment  Divi-   Distribu-   investment      appreciation
 Year           assets           Stock(A)      value   income(B)  dends(C) tions(C)       gain        of investments
 ----           ------           --------      -----   ---------  -------- ---------  ------------    --------------
 1995       $292,547,559     $  9,488,350     $21.74                                                   $162,016,798
 1996        356,685,785        9,102,050      25.64     $.27     $.28     $1.37      $ 18,154,136      214,721,981
 1997        434,423,053        9,040,850      29.97      .24      .34      2.08        30,133,125      273,760,444
 1998        476,463,575        8,986,125      31.43      .29      .29      1.65        22,908,091      301,750,135
 1999        590,655,679             --        35.05      .26      .26      2.34        43,205,449      394,282,360
 2000        596,289,086             --        32.94      .32      .32      4.03        65,921,671      363,263,634
 2001        539,839,060             --        28.54      .18      .22      1.58*       13,662,612      304,887,640
 2002        361,942,568             --        18.72      .14      .14      1.11        22,869,274      119,501,484
 2003        478,959,218             --        24.32      .09      .11      1.29        24,761,313      229,388,141
 2004        529,468,675             --        26.44      .11      .11      1.21        25,103,157      271,710,179
 2005        573,979,905             --        27.65      .28      .28      1.72        31,669,417      302,381,671
Six mos. to
June 30,
2006**       600,191,449             --        29.69      .29      .16       .04        17,949,636      322,216,566

----------
A-    At liquidation preference.
B- Excluding gains or losses realized on sale of investments and the dividend requirement on the Convertible Preference Stock which was redeemed on August 1, 1999.
C- Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes. Dividends are from undistributed net investment income. Distributions are from long-term investment gains.
 *    Includes a non-taxable return of capital of $.55.
**    Unaudited.

      The Common Stock is listed on the American Stock Exchange. On June 30, 2006 the market quotations were as follows:

Common Stock .......................................     $25.25 low, $25.39 high
                                                           and $25.35 last sale


                                      [2]

To the Stockholders of
      Central Securities Corporation:

      Financial statements for the six months ended June 30, 2006 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

      Comparative net assets are as follows:

                                                      June 30,
                                                        2006        December 31,
                                                    (Unaudited)         2005
                                                    -----------         ----
Net assets ...................................     $600,191,449     $573,979,905
Net assets per share of Common Stock .........            29.69            27.65
    Shares of Common Stock outstanding .......       20,215,359       20,762,159

      Comparative operating results are as follows:

                                                      Six months ended June 30,
                                                      -------------------------
                                                         2006           2005
                                                      (Unaudited)    (Unaudited)
                                                      -----------    -----------
Net investment income ............................   $ 5,975,548    $ 4,385,014
    Per share of Common Stock ....................           .29*           .22*
Net realized gain on sale of investments .........    17,949,636     33,035,041
Increase in netunrealized
    appreciation of investments ..................    19,834,895      5,539,894
Increase in netassets resulting from operations ..    43,760,079     42,959,949

----------
* Per-share data are based on the average number of Common shares outstanding.

      A dividend of $.20 per share of Common Stock was paid on June 23, 2006. Stockholders will be sent a notice concerning the taxability of all 2006 distributions in January 2007.

      During the first six months of 2006 the Corporation repurchased 546,800 shares of its Common Stock at an average price per share of $24.69. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders. Purchases may be made on the American Stock Exchange or in transactions directly with stockholders.

      Stockholders' inquiries are welcome.

                                             Central Securities Corporation

                                               Wilmot H. Kidd, President

630 Fifth Avenue
New York, NY 10111
July 25, 2006


                                      [3]

                            TEN LARGEST INVESTMENTS
                                  June30, 2006
                                  (Unaudited)

                                                                                                          % of           Year First
                                                                      Cost              Value          Net Assets         Acquired
                                                                      ----              -----          ----------         --------
                                                                            (millions)
The Plymouth Rock Company, Inc. ............................         $ 2.2             $119.0             19.8%             1982
Brady Corporation ..........................................           3.5               33.5              5.6              1984
Murphy Oil Corporation .....................................           3.7               33.5              5.6              1974
Convergys Corporation ......................................          24.1               30.2              5.0              1998
The Bank of New York Company, Inc. .........................          15.5               28.2              4.7              1993
Kerr-McGee Corporation .....................................          11.7               27.7              4.6              2001
Capital One Financial Corporation ..........................           1.4               25.6              4.3              1994
Agilent Technologies, Inc. .................................          19.6               25.2              4.2              2005
Dover Corporation ..........................................          13.0               19.8              3.3              2003
Roper Industries, Inc. .....................................           9.0               19.2              3.2              2003

                           PRINCIPAL PORTFOLIO CHANGES
                            April 1 to June 30, 2006
                                   (Unaudited)

                    (Common Stock unless specified otherwise)
                                                        Number of Shares
                                              ----------------------------------
                                                                           Held
                                                                        June 30,
                                              Purchased       Sold         2006
                                              ---------       ----         ----
Agilent Technologies, Inc. ................     50,000                   800,000
Arbinet-thexchange, Inc. ..................    540,100                   900,000
Brady Corporation .........................                  10,000      910,000
Ceridian Corporation ......................     21,600                   400,200
Hewitt Associates, Inc. ...................    100,000                   100,000
IMS Health, Inc. ..........................    320,000                   320,000
Kerr-McGee Corporation ....................    200,000 (a)               400,000
McMoRan Exploration Co. ...................     20,200                   520,200
Merck & Co., Inc. .........................                 100,000           --
Neoware, Inc. .............................    350,000                   350,000
Pfizer Inc. ...............................                 100,000           --
PolyOne Corporation .......................                 350,000      620,000
TransMontaigne Inc. .......................                 125,000    1,100,000
Tyco International Ltd ....................    200,000                   200,000
White Mountains Insurance Group, Ltd ......      2,000                     2,000

----------
(a)   Stock split.


                                      [4]

                         DIVERSIFICATION OF INVESTMENTS
                                  June 30, 2006
                                   (Unaudited)

                                                                                                           Percent of Net Assets
                                                                                                           ---------------------
                                                                                                           June 30,  December 31,
                                                             Issues        Value               Cost          2006        2005
                                                             ------        -----               ----          ----        ----
Common Stocks:
         Insurance ................................            3       $120,494,000       $  3,633,747       20.1%       19.0%
         Energy ...................................            6        106,331,316         49,873,253       17.7        15.8
         Electronics ..............................            8         82,979,900         41,292,830       13.8        17.3
         Manufacturing ............................            4         77,963,900         30,820,977       13.0        11.5
         Banking and Finance ......................            2         53,810,000         16,887,586        9.0         7.3
         Business Services ........................            4         50,845,888         43,776,676        8.5         5.5
         Information Technology Services ..........            3         25,119,166         19,682,812        4.2         6.4
         Chemicals ................................            4         17,395,720          8,551,736        2.9         3.3
         Health Care ..............................            3         14,573,700         14,696,949        2.4         3.5
         Other ....................................            3          7,961,530          6,041,988        1.3         1.9
Short-Term Investments ............................            3         46,159,619         46,159,619        7.7         8.4

                              FINANCIAL HIGHLIGHTS

                                                 Six Mos. Ended
                                                 June 30, 2006
                                                  (Unaudited)         2005          2004          2003          2002            2001
                                                  -----------         ----          ----          ----          ----            ----
Per Share Operating Performance
Net asset value, beginning of period ........   $     27.65    $     26.44   $     24.32   $     18.72   $     28.54    $     32.94
Net investment income* ......................           .29            .28           .11           .09           .14            .18
Net realized and unrealized gain (loss)
  on securities* ............................          1.95           2.93          3.33          6.91         (8.71)         (2.78)
                                                -----------    -----------   -----------   -----------   -----------    ------------
      Total from investment
        operations ..........................          2.24           3.21          3.44          7.00         (8.57)         (2.60)
Less:
Dividends from net investment income** ......           .16            .28           .11           .11           .14            .22
Distributions from capital gains** ..........           .04           1.72          1.21          1.29          1.11           1.03
Return of capital** .........................            --             --            --            --            --            .55
                                                -----------    -----------   -----------   -----------   -----------    ------------
      Total distributions ...................           .20           2.00          1.32          1.40          1.25           1.80
                                                -----------    -----------   -----------   -----------   -----------    ------------
Net asset value, end of period ..............   $     29.69    $     27.65   $     26.44   $     24.32   $     18.72    $     28.54
                                                ===========    ===========   ===========   ===========   ===========    ===========
Per share market value, end of period .......   $     25.35    $     23.80   $     22.85   $     20.89   $     16.28    $     25.31
Total investment return, market(%) ..........          6.52          14.04         16.16         36.22        (31.23)         (2.42)
Total investment return, NAV(%) .............          8.12          13.75         15.40         39.32        (29.43)         (6.54)
Ratios/Supplemental Data:
Net assets, end of period(000) ..............   $   600,191    $   573,980   $   529,469   $   478,959   $   361,943    $   539,839
Ratio of expenses to average net
  assets(%) .................................           .41+           .54           .55           .56           .50            .45
Ratio of net investment income to
  average net assets(%) .....................          1.31+          1.02           .41           .42           .57            .60
Portfolio turnover rate(%) ..................          8.25          15.83         16.72         12.90         19.50          10.32

----------
 * Per-share data are based on the average number of shares outstanding during the period.
** Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes.
 + Annualized, not necessarily indicative of full year ratio. See accompanying notes to financial statements.


                                      [5]

                            STATEMENT OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)
                           PORTFOLIO SECURITIES 92.9%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

   Prin. Amt.
   or Shares                                                            Value
   ---------                                                            -----
                Banking and Finance 9.0%
   875,000        The Bank of New York Company, Inc.............   $ 28,175,000
   300,000        Capital One Financial Corporation ............     25,635,000
                                                                   ------------
                                                                     53,810,000
                                                                   ------------
                Business Services 8.5%
   400,200        Ceridian Corporation(a) ......................      9,780,888
 1,550,000        Convergys Corporation(a) .....................     30,225,000
   100,000        Hewitt Associates, Inc.(a) ...................      2,248,000
   320,000        IMS Health, Inc. .............................      8,592,000
                                                                   ------------
                                                                     50,845,888
                                                                   ------------
                Chemicals 2.9%
   100,000        The Dow Chemical Company .....................      3,903,000
   620,000        PolyOne Corporation(a) .......................      5,443,600
   150,000        Rohm and Haas Company ........................      7,518,000
    40,328        Tronox Inc. Class B ..........................        531,120
                                                                   ------------
                                                                     17,395,720
                                                                   ------------
                Communications 1.2%
   900,000        Arbinet-thexchange, Inc.(a) ..................      5,049,000
   500,000        Cincinnati Bell Inc.(a) ......................      2,050,000
                                                                   ------------
                                                                      7,099,000
                                                                   ------------
                Electronics 13.8%
   800,000        Agilent Technologies, Inc.(a) ................     25,248,000
   430,000        Analog Devices, Inc. .........................     13,820,200
   100,000        Cirrus Logic, Inc.(a) ........................        814,000
   255,000        Cypress Semiconductor Corp.(a) ...............      3,707,700
   980,000        Intel Corporation ............................     18,620,000
   200,000        Motorola, Inc. ...............................      4,030,000
 2,000,000        Solectron Corporation(a) .....................      6,840,000
 2,000,000        Sonus Networks, Inc.(a).......................      9,900,000
                                                                   ------------
                                                                     82,979,900
                                                                   ------------
                Energy 17.7%
   234,328        Chevron Corporation ..........................     14,542,396
   400,000        Kerr-McGee Corporation .......................     27,740,000
   520,200        McMoRan Exploration Co.(a) ...................      9,155,520
   600,000        Murphy Oil Corporation .......................     33,516,000
   160,000        Nexen Inc. ...................................      9,046,400
 1,100,000        TransMontaigne Inc.(a) .......................     12,331,000
                                                                   ------------
                                                                    106,331,316
                                                                   ------------
                Health Care 2.4%
   120,000        Abbott Laboratories ..........................      5,233,200
   450,000        Schering-Plough Corporation ..................      8,563,500
   140,000        Vical Inc.(a) ................................        777,000
                                                                   ------------
                                                                     14,573,700
                                                                   ------------


                                      [6]

   Prin. Amt.
   or Shares                                                           Value
   ---------                                                           -----
                Information Technology Services 4.2%
   350,000        Neoware, Inc.(a) .............................   $  4,301,500
 1,025,400        The TriZetto Group, Inc.(a) ..................     15,165,666
   900,000        Unisys Corporation(a) ........................      5,652,000
                                                                   ------------
                                                                     25,119,166
                                                                   ------------
                Insurance 20.1%
   10,000         Erie Indemnity Co. Class A ...................        520,000
   70,000         The Plymouth Rock Company, Inc.
                  Class A(b)(c) ................................    119,000,000
   2,000          White Mountains Insurance Group, Ltd. ........        974,000
                                                                   ------------
                                                                    120,494,000
                                                                   ------------
                Manufacturing 13.0%
   910,000        Brady Corporation Class A ....................     33,524,400
   400,000        Dover Corporation ............................     19,772,000
   410,000        Roper Industries, Inc. .......................     19,167,500
   200,000        Tyco International Ltd. ......................      5,500,000
                                                                   ------------
                                                                     77,963,900
                                                                   ------------
                Retail Trade 0.1%
   28,751         Aerogroup International, Inc.(a)(c) ..........        862,530
                                                                   ------------
                    Total Portfolio Securities
                     (cost $235,258,554)(d)                         557,475,120
                                                                   ------------
                SHORT-TERM INVESTMENTS 7.7%
                Commercial Paper 3.5%
10,301,000        Citigroup Funding Inc.
                   4.8674% - 4.9180% due 7/5/06 - 7/12/06 ......     10,289,978
10,996,000        General Electric Capital Corporation
                   4.9585% - 5.1457% due 7/19/06 - 8/16/06 .....     10,953,654
                                                                   ------------
                                                                     21,243,632
                                                                   ------------
                U.S. Treasury Bills 4.2%
25,029,000       U.S. Treasury Bills 4.5906% - 4.6853%
                    due 8/3/06 - 8/10/06 .......................     24,915,987
                     Total Short-Term Investments
                      (cost $46,159,619)(d) ....................     46,159,619
                                                                   ------------
                     Total Investments (100.6%)                     603,634,739
                     Cash, receivables and other assets
                       less liabilities (0.6%) .................     (3,443,290)
                                                                   ------------
                     Net Assets (100%) .........................   $600,191,449
                                                                   ============
----------
(a)   Non-dividend paying.
(b)   Affiliate as defined in the Investment Company Act of 1940.
(c)   Valued at estimated fair value.
(d)   Aggregate cost for Federal tax purposes is substantially the same.

                See accompanying notes to financial statements.


                                      [7]

                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2006
                                  (Unaudited)

ASSETS:
    Investments:
        General portfolio securities at market value
          (cost $233,058,568) (Note 1) ............................................           $ 438,475,120
        Securities of affiliated companies (cost $2,199,986)
          (Notes 1, 5 and 6) ......................................................             119,000,000
        Short-term investments (cost $46,159,619) .................................              46,159,619           $ 603,634,739
                                                                                              -------------
    Cash, receivables and other assets:
        Cash ......................................................................                  32,658
        Dividends and interest receivable .........................................                  89,169
        Office equipment and leasehold improvements, net ..........................                 425,520
        Prepaid expenses and other assets .........................................                  74,057                 621,404
                                                                                              -------------           -------------
            Total Assets ..........................................................                                     604,256,143
LIABILITIES:
    Payable for securities purchased ..............................................               3,902,710
    Accrued expenses and reserves .................................................                 161,984
                                                                                              -------------
            Total Liabilities .....................................................                                       4,064,694
                                                                                                                      -------------
NET ASSETS ........................................................................                                   $ 600,191,449
                                                                                                                      =============
NET ASSETS are represented by:
    Common Stock $1 par value: authorized
      30,000,000 shares; issued 20,820,859 (Note 2) ...............................                                   $  20,820,859
    Surplus:
        Paid-in ...................................................................           $ 251,255,509
        Undistributed net gain on sales of investments ............................              17,524,598
        Undistributed net investment income .......................................               3,281,134             272,061,241
                                                                                              =============
    Net unrealized appreciation of investments ....................................                                     322,216,566
    Treasury stock, at cost (605,500 shares of Common Stock)
      (Note 2) ....................................................................                                     (14,907,217)
                                                                                                                      -------------
NET ASSETS ........................................................................                                   $ 600,191,449
                                                                                                                      =============
NET ASSET VALUE PER COMMON SHARE
  (20,215,359 shares outstanding) .................................................                                       $29.69
                                                                                                                          ======

                See accompanying notes to financial statements.


                                      [8]

                            STATEMENT OF OPERATIONS
                     For the six months ended June 30, 2006
                                  (Unaudited)

INVESTMENT INCOME
Income:
    Dividends (net of foreign withholding taxes of $2,089) .........................             $ 6,027,091
    Interest .......................................................................               1,166,021             $ 7,193,112
                                                                                                 -----------             -----------
Expenses:
    Administration and operations ..................................................                 323,750
    Occupancy costs ................................................................                 227,814
    Investment research ............................................................                 218,750
    Franchise and miscellaneous taxes ..............................................                  97,294
    Directors' fees ................................................................                  69,250
    Stationery, supplies, printing and postage .....................................                  54,935
    Listing, software and sundry fees ..............................................                  51,471
    Insurance ......................................................................                  50,560
    Legal, auditing and tax fees ...................................................                  26,293
    Travel and telephone ...........................................................                  24,818
    Transfer agent and registrar fees and expenses .................................                  16,688
    Custodian fees .................................................................                  15,455
    Miscellaneous ..................................................................                  40,486               1,217,564
                                                                                                 -----------             -----------
Net investment income ..............................................................                                       5,975,548

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain from security transactions .......................................              17,949,636
Net increase in unrealized appreciation of investments .............................              19,834,895
                                                                                                 -----------
    Net gain on investments ........................................................                                      37,784,531
                                                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .......................................................................                                     $43,760,079
                                                                                                                         ===========

                See accompanying notes to financial statements.


                                      [9]

                       STATEMENTS OF CHANGES IN NET ASSETS

                     For the six months ended June 30, 2006
                      and the year ended December 31, 2005

                                                                                                Six months
                                                                                                   ended
                                                                                                  June 30,               Year ended
                                                                                                    2006                December 31,
                                                                                                 (Unaudited)                2005
                                                                                                 -----------                ----
FROM OPERATIONS:
    Net investment income ..........................................................          $   5,975,548           $   5,684,776
    Net realized gain on investments ...............................................             17,949,636              31,669,417
    Net increase in unrealized appreciation of investments .........................             19,834,895              30,671,492
                                                                                              -------------           -------------
        Increase in net assets resulting from operations ...........................             43,760,079              68,025,685
                                                                                              -------------           -------------
DISTRIBUTIONS TO STOCKHOLDERS FROM:
    Net investment income ..........................................................             (3,254,369)             (5,649,605)
    Net realized gain from investment transactions .................................               (795,263)            (34,198,713)
                                                                                              -------------           -------------
        Decrease in net assets from distributions ..................................             (4,049,632)            (39,848,318)
                                                                                              -------------           -------------
FROM CAPITAL SHARE TRANSACTIONS: (Note 2)
    Distribution to stockholders reinvested in Common Stock ........................                   --                20,773,125
    Cost of shares of Common Stock repurchased .....................................            (13,498,903)             (4,439,262)
                                                                                              -------------           -------------
        Increase (decrease) in net assets from capital
          share transactions .......................................................            (13,498,903)             16,333,863
                                                                                              -------------           -------------
            Total increase in net assets ...........................................             26,211,544              44,511,230
NET ASSETS:
    Beginning of period ............................................................            573,979,905             529,468,675
                                                                                              -------------           -------------
    End of period (including undistributed net investment income
      of $3,281,134 and $136,692, respectively) ....................................          $ 600,191,449           $ 573,979,905
                                                                                              =============           =============

                See accompanying notes to financial statements.


                                      [10]

                             STATEMENT OF CASH FLOWS

                     For the six months ended June 30, 2006
                                   (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
    Net increase in net assets from operations ..................................                                     $ 43,760,079
    Adjustments to net increase in net assets
      from operations:
      Purchase of securities ....................................................           ($44,532,787)
      Proceeds from securities sold .............................................             50,042,805
      Net sales of short-term investments .......................................              2,092,385
      Net realized gain from investments ........................................            (17,949,636)
      Increase in unrealized appreciation .......................................            (19,834,895)
      Depreciation and amortization .............................................                 41,737
      Changes in operating assets and liabilities:
        Decrease in dividends and interest receivable ...........................                  6,206
        Increase in office equipment and
          leasehold improvements ................................................                 (3,633)
        Decrease in other assets ................................................                 10,818
        Increase in payable for securities purchased ............................              3,880,165
        Decrease in accrued expenses and reserves ...............................               (151,298)
                                                                                             -----------
      Total adjustments .........................................................                                      (26,398,133)
                                                                                                                      ------------
Net cash provided by operating activities .......................................                                       17,361,946
Cash flows from financing
ACTIVITIES:
    Dividends paid ..............................................................             (4,049,632)
    Treasury shares repurchased .................................................            (13,584,358)
                                                                                             -----------
Cash flows used in financing activities .........................................                                      (17,633,990)
                                                                                                                      ------------
Net decrease in cash ............................................................                                         (272,044)
Cash at beginning of period .....................................................                                          304,702
                                                                                                                      ------------
Cash at end of period ...........................................................                                     $     32,658
                                                                                                                      ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
 Non-cash financing activities not included herein consist of:
  Payable for treasury shares repurchased .......................................                                     $     22,545


                 See accompanying notes to financial statements.


                                      [11]

                  NOTES TO FINANCIAL STATEMENTS -- (unaudited)

      1. Significant Accounting Policies -- The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

      Security Valuation -- Securities are valued at the last or closing sale price or, if unavailable, at the closing bid price. Corporate discount notes and U.S. Treasury Bills are valued at amortized cost, which approximates market value. Securities for which no ready market exists, including The Plymouth Rock Company, Inc. Class A Common Stock, are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Use of Estimates -- The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

      Other --  Security  transactions  are  accounted  for as of the  date  the securities are purchased or sold, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

      2. Common Stock -- The Corporation repurchased 546,800 shares of its Common Stock in the first six months of 2006 at an average price of $24.69 per share, representing an average discount from net asset value of 13.41%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock, available for optional stock distributions, or maybe retired.

      3. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2006, excluding short-term investments, were $44,532,787 and $50,042,805, respectively.

      As of June 30, 2006, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $328,565,140 and $6,348,574, respectively.

      4. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2006 to officers and directors amounted to $551,750, of which $69,250 was paid as fees to directors who were not officers. Benefits to employees are provided through a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years. No contributions were made to the plan for the six months ended June 30, 2006.


                                      [12]

             NOTES TO FINANCIAL STATEMENTS -- continued (unaudited)

      5. Affiliates -- The Plymouth Rock Company, Inc. is an affiliate as defined in the Investment Company Act of 1940. During the six months ended June 30, 2006, the Corporation received dividends of $4,185,300 from affiliates and earned a realized gain of $4,059,424 from the sale of shares of an affiliate. Unrealized appreciation related to affiliates increased by $6,504,363 for the six months ended June 30, 2006 to $116,800,014.

      6. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2006 such investments had an aggregate value of $119,862,530, which was equal to 20.0% of the Corporation's net assets. Investments in restricted securities at June 30, 2006, including acquisition dates and cost, were:

       Company                       Shares            Security        Date Purchased        Cost
-----------------------------        ------           ------------     --------------     --------
Aerogroup International, Inc.        28,751           Common Stock        6/21/05         $ 17,200
The Plymouth Rock                    70,000           Class A Common     12/15/82        1,500,000
   Company, Inc.                                             Stock         6/9/84          699,986

      The Corporation does not have the right to demand registration of the restricted securities. Unrealized appreciation related to restricted securities increased by $10,717,645 for the six months ended June 30, 2006 to $117,645,344.

      7. Operating Lease Commitment -- The Corporation has entered into an operating lease for office space which expires in 2014 and provides for future minimum rental payments in the aggregate amount of approximately $2.8 million. The lease agreement contains escalation clauses relating to operating costs and real property taxes. Future minimum rental commitments under the lease are $314,241 per year for 2006 through 2008, $329,172 for 2009 and $341,806 annually thereafter.


                                      [13]

--------------------------------------------------------------------------------
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
  CENTRAL SECURITIES CORPORATION

      We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2006, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2006. These financial statements are the responsibility of the management of Central Securities Corporation.

      We have conducted our review in accordance with standards established by the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

      Based on our review, we are not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with U.S. generally accepted accounting principles.

      We have previously audited, in accordance with standards established by the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2005 and financial highlights for each of the five years in the period ended December 31, 2005, and in our report dated January 27, 2006 we expressed an unqualified opinion on those financial statements.

                                                                        KPMG LLP

New York, NY
July 25, 2006
--------------------------------------------------------------------------------


                                      [14]

                              Direct Registration

      In December 2005, the Corproation initiated direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation's shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

      A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

                         Annual Meeting of Stockholders

      The annual meeting of stockholders of the Corporation was held on March 8, 2006. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock: Simms C. Browning, 18,104,413 shares in favor, 433,072 withheld; Donald G. Calder, 18,148,315 shares in favor, 389,170 shares withheld; Jay R. Inglis, 18,123,367 shares in favor, 414,118 shares withheld; Dudley D. Johnson, 18,146,473 shares in favor, 391,012 shares withheld; Wilmot H. Kidd, 18,123,554 shares in favor, 413,391 shares withheld; and C. Carter Walker, Jr., 18,145,276 shares in favor, 392,209 shares withheld.

      In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2006 was ratified by the following vote of the holders of the Common Stock: 18,135,964 shares in favor, 323,216 shares against, 78,305 shares abstaining.

                      Proxy Voting Policies and Procedures

      The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation's proxy voting record for the twelve-month period ended June 30, 2006 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation's website at www.centralsecurities.com and (3) on the Securities and Exchange Commission's website at www.sec.gov.

                        Quarterly Portfolio Information

      The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-Q. The Corporation's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                      [15]

                               BOARD OF DIRECTORS

                        C. Carter Walker, Jr., Chairman
                               Simms C. Browning
                                Donald G. Calder
                                 Jay R. Inglis
                               Dudley D. Johnson
                                 Wilmot H. Kidd

                                    OFFICERS

                           Wilmot H. Kidd, President
               Charles N. Edgerton, Vice President and Treasurer
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll-free)
                           www.centralsecurities.com

                                   CUSTODIAN

                                UMB Bank, N. A.
                                Kansas City, MO

                          TRANSFER AGENT AND REGISTRAR

                       Computershare Trust Comapany, N.A.
                   P.O. Box 43069, Providence, RI 02940-3069
                                  800-756-8200
                             www.computershare.com

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                    KPMG LLP
                                  New York, NY


                                      [16]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 6. Schedule of Investments. Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Mr. Wilmot H. Kidd is the President and portfolio manager of the Corporation and has served in that capacity since 1973. He manages no other accounts and accordingly, the Registrant is not aware of any material conflicts with his management of the Corporation's investments. Mr. Kidd's compensation consists primarily of a fixed base salary and a bonus. His compensation is reviewed and approved by the Board of Directors annually. His compensation may be adjusted from year to year based on the Board of Directors perception of overall performance and his management responsibilities. As of June 30, 2006, Mr. Kidd's investment in Central Securities common stock exceeded $1 million.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

-----------------------------------------------------------------------------------------------------------------

                                                                                          (d) Maximum Number (or
                              (a) Total                         (c) Total Number of        Approximate Dollar
          Period              Number of        (b) Average        Shares (or Units)        Value) of Shares (or
                              Shares (or      Price Paid per     Purchased as Part of    Units) that May Yet Be
                                Units)          Share (or        Publicly Announced       Purchased Under the
                              Purchased            Unit)          Plans or Programs          Plans or Programs
-----------------------------------------------------------------------------------------------------------------
Month #1 (January 1                0                NA                    NA                       NA
through January 31)
-----------------------------------------------------------------------------------------------------------------
Month #2 (February 1            451,600           $24.66                  NA                       NA
through February 28)
-----------------------------------------------------------------------------------------------------------------
Month #3 (March 1                46,600           $24.56                  NA                       NA
through March 31)
-----------------------------------------------------------------------------------------------------------------
Month #4 (April 1                15,800           $25.32                  NA                       NA
through April 30)
-----------------------------------------------------------------------------------------------------------------
Month #5 (May 1                    0                NA                    NA                       NA
through May 31)
-----------------------------------------------------------------------------------------------------------------
Month #6 (June 1                 32,800           $24.91                  NA                       NA
through June 30)
-----------------------------------------------------------------------------------------------------------------
Total                           546,800           $24.69                  NA                       NA
-----------------------------------------------------------------------------------------------------------------

All shares purchased except the following were made in open market transactions as authorized by the Board of Directors. In February 2006, 406,000 shares were purchased in a private transaction directly from a stockholder.

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since such procedures were last described in the Corporation's proxy statement dated February 3, 2006.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the "Corporation") have concluded that the Corporation's Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.

Item 12. Exhibits. (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. Attached hereto.

(c) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By:  /s/ Wilmot H. Kidd
     ------------------
Wilmot H. Kidd
President

July 28, 2006
-------------
Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By:  /s/ Wilmot H. Kidd
     ------------------
Wilmot H. Kidd
President

July 28, 2006
-------------
Date

By: /s/ Charles N. Edgerton
    -----------------------
Charles N. Edgerton
Treasurer

July 28, 2006
-------------
Date